Investments - Summary of Investments in Listed Companies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Total	$ 3,776	$ 2,751
Braskem S.A. [member]
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Common shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates	$ 212,427,000,000	$ 212,427,000,000
Quoted stock exchange	$ 13.15	$ 9.20
Market value, Associate	$ 2,794	$ 1,955
Class A preference shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates	$ 75,762,000,000	$ 75,762,000,000
Quoted stock exchange	$ 12.96	$ 10.51
Market value, Associate	$ 982	$ 796